Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Historically, long-term incentive awards were granted on an annual basis, with Incentive Units (or, for 2025, RSUs) earned thereunder granted in March of the following year. For the 2025 long-term incentive awards, the earned RSUs were granted on March 5, 2026 during an open trading window and in accordance with our insider trading policy. The Compensation Committee may grant equity awards at other points during the year in its discretion. We did not grant any stock option awards to NEOs during 2025. We did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during 2025, and the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of any equity awards.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during 2025, and the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of any equity awards.
MNPI Disclosure Timed for Compensation Value	false